Intangible Assets - Schedule of Intangible Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Gross intangible assets	$ 281,356	$ 336,678	$ 426,510
Accumulated amortization	(254,686)	(261,717)	(234,851)
Intangible assets	$ 26,670	$ 74,961	$ 191,659
Weighted average remaining amortization period in years	1 year	2 years